Employee Benefit Plans: (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Summary of stock options outstanding
Exercise Price	$ 16.67
Weighted Average Remaining Life (Years)	1 year 4 months 24 days
Outstanding Options	20,808
Options Exercisable	20,808